Recoverable taxes	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Recoverable taxes

9.	Recoverable taxes

	12.31.23	12.31.22
Recoverable taxes
Recoverable ICMS and VAT	2,089,543	2,219,457
Recoverable PIS and COFINS	2,461,807	2,588,574
Recoverable IPI	1,094,466	1,016,373
Recoverable INSS	485,096	366,236
Other recoverable taxes	90,136	107,583
(-) Impairment (1)	(139,420)	(142,006)
	6,081,628	6,156,217

Current	1,249,458	1,229,272
Non-current	4,832,170	4,926,945

Recoverable income taxes	437,103	434,392
(-) Impairment	(443)	(15,897)
	436,660	418,495

Current	268,090	173,596
Non-current	168,570	244,899
(1)	This amount comprises: impairment over ICMS and VAT R$(126,918); PIS and COFINS R$(12,407) and other taxes R$(95) (respectively (R$(126,229); R$(14,228) and R$(1,549) as of December 31, 2022).

9.1.	ICMS – tax on movement of goods and services and VAT – value added taxes

As result of the activity, the Company generates recoverable ICMS balances that are offset against ICMS payables arising from sales in the domestic market or that are transferred to third parties.

The Company has recoverable ICMS balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul, Minas Gerais and Amazonas, which will be realized in the short and long term, based on the recoverability study reviewed and approved by the Management.

In other jurisdictions outside Brazil, value added taxes (VAT) are due in regular operations of the Company with goods and services, with expectations of achievement in the short and long term.

9.2.	PIS and COFINS – social integration plan and contribution for social security

The accumulated recoverable PIS and COFINS balances arise from taxes on raw material purchases subsequently used in the production of exported products or products for which sale is not taxed, as well as recoverable taxes on commercial and labor expenses. The realization of these balances usually occurs through the offsetting with taxes payable on sales of taxed products in the domestic market, with other federal taxes and social security contributions payable, or even, if necessary, through refund or reimbursement requests.

As of December 31, 2023, the updated balance of the processes related to the exclusion of the ICMS from the PIS and COFINS calculation basis recognized by the Company is R$2,013,799 (R$2,091,340 as of December 31, 2022) including R$235,164 relating to residual credits based on enacted legislation in 2023. The monetary update of balances is recognized against Financial income.

The amount of R$396,095 related to these credits was offset against other federal taxes for year ended on December 31, 2023 (R$384,956 for the year ended December 31, 2022), of these, R$48,612 relating to residual credits. Additionally, the amount of R$81,334 was used to settle the Leniency Agreement (note 1.2).

9.3.	IPI – industrialized product tax

The Company recognized tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on December 31, 2023 is R$1,110,006 (R$1,030,940 at the year ended December 31, 2022), of which R$1,087,749 (R$1,008,683 at the year ended December 31, 2022) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Non-Current Assets, in the amount of R$22,257 (R$22,257 at the year ended December 31, 2022). The monetary update of balances is recognized against Financial income.

9.4.	Income taxes

The accumulated recoverable income taxes arise, mostly, from withholding taxes on securities, interest and prepayments of income tax and social contribution in Brazil. The realization occurs through the offset with federal taxes and contributions payable. Additionally, the amount of R$105,149 was used to settle the Leniency Agreement (note 1.2).

9.5.	Realization of Brazilian federal tax credits

The Company used PIS, COFINS, IPI, and other recoverable taxes to offset federal taxes payable such as INSS, Income Taxes and other in the amount of R$1,414,273 for year ended on December 31, 2023 (R$924,027 for the year ended December 31, 2022), preserving its liquidity and optimizing its capital structure.